May 6, 2014

VIA ELECTRONIC FILING

Securities and Exchange Commission
100 F Street, NE
Judiciary Plaza
Washington, DC 20549

Attention: Division of Investment Management

RE: BlackRock Variable Series Funds, Inc.
Post-Effective Amendment No. 68 to the Registration Statement on Form N-1A
(Securities Act File No. 002-74452, Investment Company Act File No. 811-03290)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), BlackRock Variable Series Funds, Inc. (the “Company”) hereby certifies that:

(1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 68 to the Company’s Registration Statement on Form N-1A; and

(2) the text of Post-Effective Amendment No. 68 to the Company’s Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on April 18, 2014.

Sincerely,

BlackRock Variable Series Funds, Inc.

/s/ Ben Archibald

Ben Archibald
Secretary of the Company